UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-280224-14

Central Index Key Number of issuing entity: 0002128774

BMO 2026-5C15 Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-280224

Central Index Key Number of depositor: 0001861132

BMO Commercial Mortgage Securities LLC
(Exact name of depositor as specified in its charter)

Bank of Montreal

(Central Index Key number: 0000927971)

UBS AG New York Branch

(Central Index Key number: 0001685185)

3650 Capital SCF LOE I(A), LLC

(Central Index Key number: 0002058685)

Zions Bancorporation, N.A.

(Central Index Key number: 0000109380)

Wells Fargo Bank, National Association

(Central Index Key number: 0000850779)

BSPRT CMBS Finance, LLC

(Central Index Key number: 0001722518)

Goldman Sachs Mortgage Company

(Central Index Key number: 0001541502)

Societe Generale Financial Corporation

(Central Index Key number 0001755531)

Ladder Capital Finance LLC

(Central Index Key number: 0001541468)

(Exact names of sponsors as specified in their respective charters)

Paul Vanderslice, BMO Commercial Mortgage Securities LLC, (212) 885-4000
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: June 8, 2026	BMO Commercial Mortgage Securities LLC (Depositor)

	By:	/s/ Paul Vanderslice
		Name:	Paul Vanderslice
		Title:	Chief Executive Officer

BMO 2026-5C15 - Form ABS-EE